Estimates (Estimated Aggregate Amortization Expense) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 279
2018	277
2019	273
2020	268
2021	251
Gross Carrying Amount	$ 6,512	$ 5,642